STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATION
Schedule of Stock-based Compensation Expense

Stock-based compensation expense included in the Company’s consolidated statements of operations and comprehensive loss is as follows (in thousands):

	Year Ended December 31,
	2021	2020
Research and development	$5,393	$99
General and administrative	20,833	247
Total stock-based compensation	$26,226	$346

Schedule of Options Activity

A summary of stock option activity for employee and nonemployee awards under the 2019 Plan is presented below:

			Weighted
			Average	Aggregate
		Weighted-	Remaining	Intrinsic
		Average	Contractual	Value
		Exercise	Term	(in
	Options	Price	(years)	thousands)
Outstanding at December 31, 2020	5,787,185	$0.88	9.71	$7,680
Granted	17,398,882	4.07
Exercised	(511,873)	0.65
Cancelled/forfeited	(1,049,747)	2.27
Outstanding at December 31, 2021	21,624,447	$3.39	9.22	$82,038
Vested at December 31, 2021	2,340,128	$1.80	8.85	$11,942
Vested and expected to vest at December 31, 2021	21,624,447	$3.39	9.22	$82,038

Schedule of Options Valuation Inputs

The fair value of each stock option was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	December 31,
	2021	2020
Risk-free interest rate	0.93%	0.42%
Volatility	64%	66%
Dividend yield	0.00%	0.00%
Expected term (years)	6.03	6.02

Schedule of Restricted Stock Activity

A summary of the Company’s restricted stock activity and related information is as follows:

		Weighted-
		Average
	Number of	Grant Date
	Shares	Fair Value
Unvested restricted common stock at December 31, 2020	25,942,576	$0.01
Granted	2,351,250	2.06
Forfeited	(421,868)	0.00
Vested	(9,608,840)	0.16
Unvested restricted common stock at December 31, 2021	18,263,118	0.22

Schedule of Earn-Out shares activity

The following table summarizes the activity associated with Earn-Out Shares accounted for pursuant to ASC 718 during the year ended December 31, 2021 (in thousands, except per share data):

		Weighted-
		Average
		Grant Date Fair Value
	Number of Shares	Per Share
Outstanding at December 31, 2020	—	$—
Granted	7,653,215	5.67
Forfeited	—	—
Outstanding at December 31, 2021	7,653,215	$5.67